Supplemental Guarantor Financial Information	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

18. Supplemental Guarantor Financial Information

The Senior Notes and Senior Secured Notes issued by Infor (US), Inc. are fully and unconditionally guaranteed, except for certain customary automatic release provisions, jointly and severally, by Infor, Inc., its parent company, and substantially all of its existing and future wholly-owned domestic subsidiaries (collectively the Guarantor Subsidiaries). See Note 11, Debt. Its other subsidiaries (collectively, the Non-Guarantor Subsidiaries) are not guarantors of our borrowings. The indentures governing the Senior Notes and Senior Secured Notes limit, among other things, the ability of Infor, Inc. and the Guarantor Subsidiaries to incur additional indebtedness; declare or pay dividends; redeem stock or make other distributions to stockholders; make investments; create liens or use assets as security in other transactions; merge or consolidate, or sell, transfer, lease or dispose of substantially all of our assets; enter into transactions with affiliates; and sell or transfer certain assets.

The following tables set forth requisite financial information of Infor, Inc., Infor (US), Inc., the Guarantor Subsidiaries and Non-Guarantor Subsidiaries including our Condensed Consolidating Balance Sheets as of October 31, 2015 and April 30, 2015, our Condensed Consolidating Statements of Operations and our Condensed Consolidating Statements of Comprehensive Income (Loss) for our fiscal quarters and six-month periods ended October 31, 2015 and 2014, and our Condensed Consolidating Statements of Cash Flows for the six months ended October 31, 2015 and 2014.

 Condensed Consolidating Balance Sheets

	October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$56.9	$-	$442.1	$-	$499.0
Accounts receivable, net	-	139.8	7.3	179.7	-	326.8
Prepaid expenses	-	69.1	18.1	39.6	-	126.8
Income tax receivable	-	32.0	0.5	14.8	-	47.3
Other current assets	-	9.1	1.1	12.2	-	22.4
Affiliate receivable	-	667.3	710.3	43.4	(1,421.0)	-
Deferred tax assets	-	13.7	4.4	20.9	(0.1)	38.9
Total current assets	-	987.9	741.7	752.7	(1,421.1)	1,061.2
Property and equipment, net	-	50.6	10.8	38.6	-	100.0
Intangible assets, net	-	458.2	3.9	539.0	-	1,001.1
Goodwill	-	2,403.1	62.5	1,900.4	-	4,366.0
Deferred tax assets	0.2	-	6.8	65.0	(7.0)	65.0
Other assets	-	23.5	13.0	17.8	-	54.3
Affiliate receivable	-	725.5	1.4	130.7	(857.6)	-
Investment in subsidiaries	-	2,104.6	-	-	(2,104.6)	-
Total assets	$0.2	$6,753.4	$840.1	$3,444.2	$(4,390.3)	$6,647.6
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$50.3	$-	$15.8	$-	$66.1
Income taxes payable	-	-	-	33.6	-	33.6
Accrued expenses	-	212.2	27.1	159.3	-	398.6
Deferred tax liabilities	0.1	-	-	1.4	(0.1)	1.4
Deferred revenue	-	514.9	18.0	244.6	-	777.5
Affiliate payable	29.6	751.4	590.1	49.9	(1,421.0)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.7	1,528.9	635.2	504.6	(1,421.1)	1,277.3
Long-term debt	-	5,683.7	-	-	-	5,683.7
Deferred tax liabilities	-	66.0	-	108.3	(7.0)	167.3
Affiliate payable	58.3	131.5	0.4	667.4	(857.6)	-
Other long-term liabilities	-	78.5	15.7	110.3	-	204.5
Losses in excess of investment in subsidiaries	735.2	-	-	-	(735.2)	-
Total liabilities	823.2	7,488.6	651.3	1,390.6	(3,020.9)	7,332.8
Redeemable noncontrolling interests	-	-	-	127.8	-	127.8
Total Infor, Inc. stockholders' equity (deficit)	(823.0)	(735.2)	188.8	1,915.8	(1,369.4)	(823.0)
Noncontrolling interests	-	-	-	10.0	-	10.0
Total stockholders' equity (deficit)	(823.0)	(735.2)	188.8	1,925.8	(1,369.4)	(813.0)
Total liabilities, redeemable noncontrolling
interests and stockholders' equity (deficit)	$0.2	$6,753.4	$840.1	$3,444.2	$(4,390.3)	$6,647.6

	April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$86.7	$-	$440.0	$-	$526.7
Accounts receivable, net	-	145.5	7.8	184.7	-	338.0
Prepaid expenses	-	59.1	12.4	42.4	-	113.9
Income tax receivable	-	34.7	0.2	14.6	0.1	49.6
Other current assets	-	5.9	1.3	10.6	-	17.8
Affiliate receivable	-	521.8	597.8	22.1	(1,141.7)	-
Deferred tax assets	-	13.3	4.4	13.2	(0.1)	30.8
Total current assets	-	867.0	623.9	727.6	(1,141.7)	1,076.8
Property and equipment, net	-	35.9	12.6	33.3	-	81.8
Intangible assets, net	-	520.6	5.8	204.6	-	731.0
Goodwill	-	2,400.6	62.5	1,582.7	-	4,045.8
Deferred tax assets	0.2	-	8.0	72.8	(8.2)	72.8
Other assets	-	17.3	3.9	19.1	-	40.3
Affiliate receivable	-	751.5	1.4	141.5	(894.4)	-
Investment in subsidiaries	-	1,557.9	-	-	(1,557.9)	-
Total assets	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$41.3	$0.1	$21.0	$-	$62.4
Income taxes payable	-	-	-	33.4	0.1	33.5
Accrued expenses	-	151.0	26.2	161.9	-	339.1
Deferred tax liabilities	0.1	-	-	1.1	(0.1)	1.1
Deferred revenue	-	512.4	15.2	339.4	-	867.0
Affiliate payable	29.5	591.3	485.3	35.6	(1,141.7)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.6	1,296.1	526.8	592.4	(1,141.7)	1,303.2
Long-term debt	-	5,226.7	-	-	-	5,226.7
Deferred tax liabilities	-	86.5	-	28.7	(8.2)	107.0
Affiliate payable	58.6	169.6	0.3	665.9	(894.4)	-
Other long-term liabilities	-	80.7	10.8	116.9	-	208.4
Losses in excess of investment in subsidiaries	708.8	-	-	-	(708.8)	-
Total liabilities	797.0	6,859.6	537.9	1,403.9	(2,753.1)	6,845.3
Redeemable noncontrolling interests						-
Total Infor, Inc. stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Noncontrolling interests	-	-	-	-	-	-
Total stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Total liabilities, redeemable noncontrolling
interests and stockholders' equity (deficit)	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5

Condensed Consolidating Statements of Operations

	Three Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$81.9	$1.1	$56.9	$-	$139.9
Product updates and support fees	-	209.1	7.7	137.5	-	354.3
Software revenues	-	291.0	8.8	194.4	-	494.2
Consulting services and other fees	-	78.7	3.9	86.5	-	169.1
Total revenues	-	369.7	12.7	280.9	-	663.3

Operating expenses:
Cost of software license fees and subscriptions	-	25.5	2.0	11.6	0.5	39.6
Cost of product updates and support fees	-	33.1	0.6	28.2	1.2	63.1
Cost of consulting services and other fees	-	57.7	3.4	77.0	1.9	140.0
Sales and marketing	-	54.0	5.4	45.6	1.5	106.5
Research and development	-	53.1	1.8	41.9	2.9	99.7
General and administrative	-	4.1	30.2	20.4	(8.0)	46.7
Amortization of intangible assets and depreciation	-	34.3	3.2	21.2	-	58.7
Restructuring costs	-	3.3	0.4	2.7	-	6.4
Acquisition-related and other costs	-	8.9	0.3	0.4	-	9.6
Affiliate (income) expense, net	-	47.3	(41.8)	(5.5)	-	-
Total operating expenses	-	321.3	5.5	243.5	-	570.3
Income from operations	-	48.4	7.2	37.4	-	93.0
Other expense, net:
Interest expense, net	-	78.5	-	-	-	78.5
Affiliate interest (income) expense, net	-	(8.8)	-	8.8	-	-
Other (income) expense, net	-	0.7	-	10.1	-	10.8
Total other expense, net	-	70.4	-	18.9	-	89.3
Income (loss) before income tax	-	(22.0)	7.2	18.5	-	3.7
Income tax provision (benefit)	-	(5.3)	1.8	10.0	-	6.5
Equity in (earnings) loss of subsidiaries	1.8	(14.9)	-	-	13.1	-
Net income (loss)	(1.8)	(1.8)	5.4	8.5	(13.1)	(2.8)
Net income (loss) attributable to noncontrolling interests	-	-	-	(1.0)	-	(1.0)
Net income (loss) attributable to Infor, Inc.	$(1.8)	$(1.8)	$5.4	$9.5	$(13.1)	$(1.8)

	Three Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$79.3	$1.1	$52.4	$-	$132.8
Product updates and support fees	-	209.1	7.7	155.2	-	372.0
Software revenues	-	288.4	8.8	207.6	-	504.8
Consulting services and other fees	-	78.3	3.5	99.0	-	180.8
Total revenues	-	366.7	12.3	306.6	-	685.6

Operating expenses:
Cost of software license fees and subscriptions	-	17.7	2.3	8.7	0.3	29.0
Cost of product updates and support fees	-	31.4	0.6	32.3	1.2	65.5
Cost of consulting services and other fees	-	51.0	4.7	80.8	2.0	138.5
Sales and marketing	-	62.3	6.9	48.9	1.5	119.6
Research and development	-	55.9	2.3	43.2	2.9	104.3
General and administrative	-	4.8	29.8	19.4	(7.9)	46.1
Amortization of intangible assets and depreciation	-	36.1	3.3	21.9	-	61.3
Restructuring costs	-	0.3	-	3.5	-	3.8
Acquisition-related and other costs	-	(1.8)	0.2	0.2	-	(1.4)
Affiliate (income) expense, net	-	51.0	(44.9)	(6.1)	-	-
Total operating expenses	-	308.7	5.2	252.8	-	566.7
Income (loss) from operations	-	58.0	7.1	53.8	-	118.9
Other expense, net:
Interest expense, net	-	87.7	0.1	0.2	-	88.0
Affiliate interest (income) expense, net	-	(10.6)	(0.1)	10.7	-	-
Other (income) expense, net	-	(22.5)	-	20.5	-	(2.0)
Total other expense, net	-	54.6	-	31.4	-	86.0
Income (loss) before income tax	-	3.4	7.1	22.4	-	32.9
Income tax provision (benefit)	-	(1.0)	4.0	16.8	-	19.8
Equity in (earnings) loss of subsidiaries	(13.1)	(8.7)	-	-	21.8	-
Net income (loss)	13.1	13.1	3.1	5.6	(21.8)	13.1
Net income (loss) attributable to noncontrolling interests	-	-	-	-	-	-
Net income (loss) attributable to Infor, Inc.	$13.1	$13.1	$3.1	$5.6	$(21.8)	$13.1

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$161.3	$4.3	$95.3	$-	$260.9
Product updates and support fees	-	418.7	15.8	276.4	-	710.9
Software revenues	-	580.0	20.1	371.7	-	971.8
Consulting services and other fees	-	152.5	6.9	172.4	-	331.8
Total revenues	-	732.5	27.0	544.1	-	1,303.6

Operating expenses:
Cost of software license fees and subscriptions	-	47.5	3.7	18.8	0.8	70.8
Cost of product updates and support fees	-	64.1	1.2	57.2	2.3	124.8
Cost of consulting services and other fees	-	114.1	6.7	154.2	3.8	278.8
Sales and marketing	-	106.6	11.2	87.2	2.9	207.9
Research and development	-	108.8	3.7	80.8	5.6	198.9
General and administrative	-	8.4	58.6	39.3	(15.4)	90.9
Amortization of intangible assets and depreciation	-	69.8	6.4	39.2	-	115.4
Restructuring costs	-	3.8	0.3	4.1	-	8.2
Acquisition-related and other costs	-	10.8	0.4	0.4	-	11.6
Affiliate (income) expense, net	-	86.7	(73.0)	(13.7)	-	-
Total operating expenses	-	620.6	19.2	467.5	-	1,107.3
Income from operations	-	111.9	7.8	76.6	-	196.3
Other expense, net:
Interest expense, net	-	151.1	-	-	-	151.1
Affiliate interest (income) expense, net	-	(17.4)	-	17.4		-
Loss on extinguishment of debt	-	-	-	-	-	-
Other (income) expense, net	-	(8.1)	-	(18.3)	-	(26.4)
Total other expense, net	-	125.6	-	(0.9)	-	124.7
Income (loss) before income tax	-	(13.7)	7.8	77.5	-	71.6
Income tax provision (benefit)	-	(6.5)	1.1	22.3	-	16.9
Equity in loss (earnings) of subsidiaries	(55.7)	(62.9)	-	-	118.6	-
Net income (loss)	55.7	55.7	6.7	55.2	(118.6)	54.7
Net income (loss) attributable to noncontrolling interests	-	-	-	(1.0)	-	(1.0)
Net income (loss) attributable to Infor, Inc.	$55.7	$55.7	$6.7	$56.2	$(118.6)	$55.7

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$185.0	$7.3	$132.5	$-	$324.8
Product updates and support fees	-	414.6	15.3	315.8	-	745.7
Software revenues	-	599.6	22.6	448.3	-	1,070.5
Consulting services and other fees	-	151.0	6.9	210.4	-	368.3
Total revenues	-	750.6	29.5	658.7	-	1,438.8

Operating expenses:
Cost of software license fees and subscriptions	-	38.2	4.2	19.7	0.5	62.6
Cost of product updates and support fees	-	62.7	1.3	65.9	2.4	132.3
Cost of consulting services and other fees	-	104.6	9.4	167.1	3.9	285.0
Sales and marketing	-	121.8	14.3	108.3	2.9	247.3
Research and development	-	108.6	4.6	87.4	5.7	206.3
General and administrative	-	16.9	62.3	42.7	(15.4)	106.5
Amortization of intangible assets and depreciation	-	73.9	6.6	45.9	-	126.4
Restructuring costs	-	1.5	0.2	9.6	-	11.3
Acquisition-related and other costs	-	(1.7)	0.2	0.8	-	(0.7)
Affiliate (income) expense, net	-	119.3	(92.7)	(26.6)	-	-
Total operating expenses	-	645.8	10.4	520.8	-	1,177.0
Income from operations	-	104.8	19.1	137.9	-	261.8
Other expense, net:
Interest expense, net	-	176.7	0.2	(0.2)	-	176.7
Affiliate interest (income) expense, net	-	(22.0)	(0.1)	22.1	-	-
Loss on extinguishment of debt	-	-	-	-	-	-
Other (income) expense, net	-	(35.2)	-	1.1	-	(34.1)
Total other expense, net	-	119.5	0.1	23.0	-	142.6
Income (loss) before income tax	-	(14.7)	19.0	114.9	-	119.2
Income tax provision (benefit)	-	(5.4)	8.3	29.7	-	32.6
Equity in loss (earnings) of subsidiaries	(86.6)	(95.9)	-	-	182.5	-
Net income (loss)	86.6	86.6	10.7	85.2	(182.5)	86.6
Net income (loss) attributable to noncontrolling interests	-	-	-	-	-	-
Net income (loss) attributable to Infor, Inc.	$86.6	$86.6	$10.7	$85.2	$(182.5)	$86.6

Condensed Consolidating Statements of Comprehensive Income (Loss)

	Three Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$(1.8)	$(1.8)	$5.4	$8.5	$(13.1)	$(2.8)
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	2.4	-	2.4
Defined benefit plan funding status, net of tax	-	-	-	-	-	-
Unrealized gain (loss) on derivative instruments, net of tax	-	-	-	-	-	-
Total other comprehensive income (loss)	-	-	-	2.4	-	2.4
Comprehensive income (loss)	(1.8)	(1.8)	5.4	10.9	(13.1)	(0.4)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	(1.0)	-	(1.0)
Comprehensive income (loss) attributable to Infor, Inc.	$(1.8)	$(1.8)	$5.4	$11.9	$(13.1)	$0.6

	Three Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$13.1	$13.1	$3.1	$5.6	$(21.8)	$13.1
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(80.0)	-	(80.0)
Defined benefit plan funding status, net of tax	-	-	-	0.6	-	0.6
Unrealized gain (loss) on derivative instruments, net of tax	-	(2.5)	-	-	-	(2.5)
Total other comprehensive income (loss)	-	(2.5)	-	(79.4)	-	(81.9)
Comprehensive income (loss)	13.1	10.6	3.1	(73.8)	(21.8)	(68.8)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	-	-	-
Comprehensive income (loss) attributable to Infor, Inc.	$13.1	$10.6	$3.1	$(73.8)	$(21.8)	$(68.8)

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$55.7	$55.7	$6.7	$55.2	$(118.6)	$54.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(62.4)	-	(62.4)
Defined benefit plan funding status, net of tax	-	-	-	0.2	-	0.2
Unrealized gain (loss) on derivative instruments, net of tax	-	0.6	-	-	-	0.6
Total other comprehensive income (loss)	-	0.6	-	(62.2)	-	(61.6)
Comprehensive income (loss)	55.7	56.3	6.7	(7.0)	(118.6)	(6.9)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	(1.0)	-	(1.0)
Comprehensive income (loss) attributable to Infor, Inc.	$55.7	$56.3	$6.7	$(6.0)	$(118.6)	$(5.9)

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$86.6	$86.6	$10.7	$85.2	$(182.5)	$86.6
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(137.3)	-	(137.3)
Defined benefit plan funding status, net of tax	-	0.1	-	1.4	-	1.5
Unrealized gain (loss) on derivative instruments, net of tax	-	(3.0)	-	-	-	(3.0)
Total other comprehensive income (loss)	-	(2.9)	-	(135.9)	-	(138.8)
Comprehensive income (loss)	86.6	83.7	10.7	(50.7)	(182.5)	(52.2)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	-	-	-
Comprehensive income (loss) attributable to Infor, Inc.	$86.6	$83.7	$10.7	$(50.7)	$(182.5)	$(52.2)

Condensed Consolidating Statements of Cash Flows

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$111.6	$2.6	$1.3	$-	$115.5
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(549.3)	-	-	-	(549.3)
Change in restricted cash	-	-	-	-	-	-
Purchases of property, equipment and software	-	(22.3)	(2.6)	(3.9)	-	(28.8)
Net cash used in investing activities	-	(571.6)	(2.6)	(3.9)	-	(578.1)
Cash flows from financing activities:
Dividends paid	-	(17.0)	-	-	-	(17.0)
Loans to stockholders	-	(1.6)	-	-	-	(1.6)
Payments on capital lease obligations	-	(0.2)	-	(1.1)	-	(1.3)
Proceeds from issuance of debt	-	495.0	-	-	-	495.0
Payments on long-term debt	-	(17.1)	-	-	-	(17.1)
(Payments) proceeds from affiliate within group	-	(11.6)	-	11.6	-	-
Deferred financing fees	-	(16.5)	-	-	-	(16.5)
Other	-	(0.8)	-	-	-	(0.8)
Net cash provided by (used in) financing activities	-	430.2	-	10.5	-	440.7
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(5.8)	-	(5.8)
Net increase (decrease) in cash and cash equivalents	-	(29.8)	-	2.1	-	(27.7)
Cash and cash equivalents at the beginning of the period	-	86.7	-	440.0	-	526.7
Cash and cash equivalents at the end of the period	$-	$56.9	$-	$442.1	$-	$499.0

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$61.5	$2.9	$(3.9)	$-	$60.5
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(27.3)	-	(2.8)	-	(30.1)
Change in restricted cash	-	18.3	-	0.7	-	19.0
Purchases of property, equipment and software	-	(6.9)	(2.9)	(10.5)	-	(20.3)
Net cash used in investing activities	-	(15.9)	(2.9)	(12.6)	-	(31.4)
Cash flows from financing activities:
Dividends paid	-	(42.7)	-	-	-	(42.7)
Loans to stockholders	-	(0.2)	-	-	-	(0.2)
Payments on capital lease obligations	-	(0.2)	-	(1.2)	-	(1.4)
Payments on long-term debt	-	(71.6)	-	-	-	(71.6)
(Payments) proceeds from affiliate within group	-	(0.3)	-	0.3	-	-
Other	-	(8.5)	-	-	-	(8.5)
Net cash provided by (used in) financing activities	-	(123.5)	-	(0.9)	-	(124.4)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(23.2)	-	(23.2)
Net increase (decrease) in cash and cash equivalents	-	(77.9)	-	(40.6)	-	(118.5)
Cash and cash equivalents at the beginning of the period	-	136.6	-	310.5	-	447.1
Cash and cash equivalents at the end of the period	$-	$58.7	$-	$269.9	$-	$328.6

22.    Supplemental Guarantor Financial Information

The 6.5% and 5.75% Senior Notes issued by Infor (US), Inc., and prior to their repayment in April 2015, our 9.375%, 10.0% and 11.5% Senior Notes, are and were fully and unconditionally guaranteed except for certain customary automatic release provisions, jointly and severally, by Infor, its parent company, and substantially all of its existing and future 100% owned domestic subsidiaries (collectively the Guarantor Subsidiaries). See Note 12,  Debt. Its other subsidiaries (collectively, the Non-Guarantor Subsidiaries) are not guarantors of our borrowings. The indentures governing the notes limit, among other things, the ability of Infor, Inc. and the Guarantor Subsidiaries to incur additional indebtedness; declare or pay dividends, redeem stock or make other distributions to stockholders; make investments; create liens or use assets as security in other transactions; merge or consolidate, or sell, transfer, lease or dispose of substantially all of our assets; enter into transactions with affiliates; and sell or transfer certain assets.

The following tables set forth requisite financial information of Infor, Infor (US), Inc., the Guarantor Subsidiaries and Non-Guarantor Subsidiaries including our Consolidating Balance Sheets as of April 30, 2015 and May 31, 2014, our Consolidating Statements of Operations, our Consolidating Statements of Comprehensive Income (Loss), and our Consolidating Statements of Cash Flows for our fiscal years ended April 30, 2015, May 31, 2014 and 2013.

Condensed Consolidating Balance Sheets

	April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$86.7	$-	$440.0	$-	$526.7
Accounts receivable, net	-	145.5	7.8	184.7	-	338.0
Prepaid expenses	-	59.1	12.4	42.4	-	113.9
Income tax receivable	-	34.7	0.2	14.6	0.1	49.6
Other current assets	-	5.9	1.3	10.6	-	17.8
Affiliate receivable	-	521.8	597.8	22.1	(1,141.7)	-
Deferred tax assets	-	13.3	4.4	13.2	(0.1)	30.8
Total current assets	-	867.0	623.9	727.6	(1,141.7)	1,076.8
Property and equipment, net	-	35.9	12.6	33.3	-	81.8
Intangible assets, net	-	520.6	5.8	204.6	-	731.0
Goodwill	-	2,400.6	62.5	1,582.7	-	4,045.8
Deferred tax assets	0.2	-	8.0	72.8	(8.2)	72.8
Other assets	-	17.3	3.9	19.1	-	40.3
Affiliate receivable	-	751.5	1.4	141.5	(894.4)	-
Investment in subsidiaries	-	1,557.9	-	-	(1,557.9)	-
Total assets	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$41.3	$0.1	$21.0	$-	$62.4
Income taxes payable	-	-	-	33.4	0.1	33.5
Accrued expenses	-	151.0	26.2	161.9	-	339.1
Deferred tax liabilities	0.1	-	-	1.1	(0.1)	1.1
Deferred revenue	-	512.4	15.2	339.4	-	867.0
Affiliate payable	29.5	591.3	485.3	35.6	(1,141.7)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.6	1,296.1	526.8	592.4	(1,141.7)	1,303.2
Long-term debt	-	5,226.7	-	-	-	5,226.7
Deferred tax liabilities	-	86.5	-	28.7	(8.2)	107.0
Affiliate payable	58.6	169.6	0.3	665.9	(894.4)	-
Other long-term liabilities	-	80.7	10.8	116.9	-	208.4
Losses in excess of investment in subsidiaries	708.8	-	-	-	(708.8)	-
Total liabilities	797.0	6,859.6	537.9	1,403.9	(2,753.1)	6,845.3
Total stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Total liabilities and stockholders' deficit	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5

	May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$227.4	$-	$347.9	$-	$575.3
Accounts receivable, net	-	165.3	10.9	228.0	-	404.2
Prepaid expenses	-	50.5	14.9	42.7	-	108.1
Income tax receivable	-	17.8	0.2	15.7	-	33.7
Other current assets	-	18.5	0.2	14.8	-	33.5
Affiliate receivable	-	431.0	439.2	35.7	(905.9)	-
Deferred tax assets	-	9.9	4.2	13.5	(0.1)	27.5
Total current assets	-	920.4	469.6	698.3	(906.0)	1,182.3
Property and equipment, net	-	34.0	15.4	33.4	-	82.8
Intangible assets, net	-	627.1	9.3	314.3	-	950.7
Goodwill	-	2,378.8	62.5	1,875.9	-	4,317.2
Deferred tax assets	0.4	-	6.2	88.4	(6.4)	88.6
Other assets	-	9.7	4.4	21.2	-	35.3
Affiliate receivable	-	873.7	1.3	150.2	(1,025.2)	-
Investment in subsidiaries	-	1,669.0	-	-	(1,669.0)	-
Total assets	$0.4	$6,512.7	$568.7	$3,181.7	$(3,606.6)	$6,656.9
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$26.4	$0.1	$27.3	$-	$53.8
Income taxes payable	-	-	-	19.8	-	19.8
Accrued expenses	-	185.1	33.8	187.4	-	406.3
Deferred tax liabilities	0.1	-	-	1.3	(0.1)	1.3
Deferred revenue	-	579.4	17.9	378.0	-	975.3
Affiliate payable	29.5	469.9	361.0	45.5	(905.9)	-
Current portion of long-term obligations	-	31.7	-	-	-	31.7
Total current liabilities	29.6	1,292.5	412.8	659.3	(906.0)	1,488.2
Long-term debt	-	5,218.4	-	-	-	5,218.4
Deferred tax liabilities	-	160.4	(0.1)	38.6	(6.4)	192.5
Affiliate payable	58.6	151.1	0.4	815.1	(1,025.2)	-
Other long-term liabilities	-	62.5	5.5	149.8	-	217.8
Losses in excess of investment in subsidiaries	372.2	-	-	-	(372.2)	-
Total liabilities	460.4	6,884.9	418.6	1,662.8	(2,309.8)	7,116.9
Total stockholders' equity (deficit)	(460.0)	(372.2)	150.1	1,518.9	(1,296.8)	(460.0)
Total liabilities and stockholders' deficit	$0.4	$6,512.7	$568.7	$3,181.7	$(3,606.6)	$6,656.9

Condensed Consolidating Statements of Operations

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$275.8	$7.5	$195.9	$-	$479.2
Product updates and support fees	-	762.9	28.1	539.3	-	1,330.3
Software revenues	-	1,038.7	35.6	735.2	-	1,809.5
Consulting services and other fees	-	267.0	11.7	350.7	-	629.4
Total revenues	-	1,305.7	47.3	1,085.9	-	2,438.9

Operating expenses:
Cost of software license fees and subscriptions	-	68.4	6.8	33.4	1.1	109.7
Cost of product updates and support fees	-	117.2	2.5	113.9	4.6	238.2
Cost of consulting services and other fees	-	195.1	14.8	289.7	7.6	507.2
Sales and marketing	-	205.8	23.4	178.1	5.6	412.9
Research and development	-	196.8	7.3	154.5	11.2	369.8
General and administrative	-	23.9	111.0	73.1	(30.1)	177.9
Amortization of intangible assets and depreciation	-	134.3	12.8	75.8	-	222.9
Restructuring costs	-	1.0	-	4.7	-	5.7
Acquisition-related and other costs	-	(0.8)	1.3	0.9	-	1.4
Affiliate (income) expense, net	-	174.8	(154.7)	(20.1)	-	-
Total operating expenses	-	1,116.5	25.2	904.0	-	2,045.7
Income from operations	-	189.2	22.1	181.9	-	393.2
Other expense, net:
Interest expense, net	-	320.2	0.1	(0.2)	-	320.1
Affiliate interest (income) expense, net	-	(36.6)	(0.1)	36.7	-	-
Loss on extinguishment of debt	-	172.4	-	-	-	172.4
Other (income) expense, net	-	(57.0)	-	(9.8)	-	(66.8)
Total other expense, net	-	399.0	-	26.7	-	425.7
Income (loss) before income tax	-	(209.8)	22.1	155.2	-	(32.5)
Income tax provision (benefit)	-	(64.5)	(0.9)	13.2	-	(52.2)
Equity in (earnings) loss of subsidiaries	(19.7)	(165.0)	-	-	184.7	-
Net income (loss)	$19.7	$19.7	$23.0	$142.0	$(184.7)	$19.7

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$307.1	$11.0	$230.2	$-	$548.3
Product updates and support fees	-	810.4	28.1	627.4	-	1,465.9
Software revenues	-	1,117.5	39.1	857.6	-	2,014.2
Consulting services and other fees	-	286.0	14.8	446.8	-	747.6
Total revenues	-	1,403.5	53.9	1,304.4	-	2,761.8

Operating expenses:
Cost of software license fees and subscriptions	-	55.9	7.2	36.0	0.7	99.8
Cost of product updates and support fees	-	127.2	3.2	126.6	4.9	261.9
Cost of consulting services and other fees	-	221.7	13.2	349.7	8.6	593.2
Sales and marketing	-	217.9	27.1	206.6	5.5	457.1
Research and development	-	198.4	9.7	172.9	10.8	391.8
General and administrative	-	15.2	118.0	90.1	(30.5)	192.8
Amortization of intangible assets and depreciation	-	151.9	12.9	99.5	-	264.3
Restructuring costs	-	2.9	0.5	15.2	-	18.6
Acquisition-related and other costs	-	28.3	0.2	(0.9)	-	27.6
Affiliate (income) expense, net	-	184.9	(161.6)	(23.3)	-	-
Total operating expenses	-	1,204.3	30.4	1,072.4	-	2,307.1
Income from operations	-	199.2	23.5	232.0	-	454.7
Other expense, net:
Interest expense, net	-	377.9	0.1	-	-	378.0
Affiliate interest (income) expense, net	-	(53.9)	(0.1)	54.0	-	-
Loss on extinguishment of debt	-	5.2	-	-	-	5.2
Other (income) expense, net	-	13.1	0.4	(76.3)	-	(62.8)
Total other expense, net	-	342.3	0.4	(22.3)	-	320.4
Income (loss) before income tax	-	(143.1)	23.1	254.3	-	134.3
Income tax provision (benefit)	0.1	7.4	(0.3)	5.4	-	12.6
Equity in (earnings) loss of subsidiaries	(121.8)	(272.3)	-	-	394.1	-
Net income (loss)	$121.7	$121.8	$23.4	$248.9	$(394.1)	$121.7

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$275.1	$8.6	$234.4	$-	$518.1
Product updates and support fees	-	792.6	27.7	620.9	-	1,441.2
Software revenues	-	1,067.7	36.3	855.3	-	1,959.3
Consulting services and other fees	-	285.6	18.1	455.0	-	758.7
Total revenues	-	1,353.3	54.4	1,310.3	-	2,718.0

Operating expenses:
Cost of software license fees and subscriptions	-	45.9	6.8	33.4	0.3	86.4
Cost of product updates and support fees	-	122.4	2.5	124.8	4.5	254.2
Cost of consulting services and other fees	-	218.5	10.1	351.6	8.3	588.5
Sales and marketing	-	213.5	28.8	212.3	5.6	460.2
Research and development	-	180.9	2.4	160.0	8.6	351.9
General and administrative	-	41.1	106.7	89.9	(27.3)	210.4
Amortization of intangible assets and depreciation	-	155.7	15.4	104.6	-	275.7
Restructuring costs	-	4.2	0.3	5.7	-	10.2
Acquisition-related and other costs	-	11.9	3.6	(0.5)	-	15.0
Affiliate (income) expense, net	-	142.8	(150.1)	7.3	-	-
Total operating expenses	-	1,136.9	26.5	1,089.1	-	2,252.5
Income from operations	-	216.4	27.9	221.2	-	465.5
Other expense, net:
Interest expense, net	-	417.8	0.1	0.2	-	418.1
Affiliate interest (income) expense, net	-	(72.6)	(0.2)	72.8		-
Loss on extinguishment of debt	-	1.8	-	-	-	1.8
Other (income) expense, net	-	8.6	0.3	90.3	-	99.2
Total other expense, net	-	355.6	0.2	163.3	-	519.1
Income (loss) before income tax	-	(139.2)	27.7	57.9	-	(53.6)
Income tax provision (benefit)	0.1	14.3	(9.1)	17.3	-	22.6
Equity in loss (earnings) of subsidiaries	76.1	(77.4)	-	-	1.3	-
Net income (loss)	$(76.2)	$(76.1)	$36.8	$40.6	$(1.3)	$(76.2)

Condensed Consolidating Statements of Comprehensive Income (Loss)

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$19.7	$19.7	$23.0	$142.0	$(184.7)	$19.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(277.5)	-	(277.5)
Defined benefit plan funding status, net of tax	-	(0.2)	-	(8.7)	-	(8.9)
Unrealized gain (loss) on derivative instruments, net of tax	-	(2.9)	-	-	-	(2.9)
Total other comprehensive income (loss)	-	(3.1)	-	(286.2)	-	(289.3)
Comprehensive income (loss)	$19.7	$16.6	$23.0	$(144.2)	$(184.7)	$(269.6)

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$121.7	$121.8	$23.4	$248.9	$(394.1)	$121.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(32.9)	-	(32.9)
Defined benefit plan funding status, net of tax	-	-	-	1.5	-	1.5
Unrealized gain (loss) on derivative instruments, net of tax	-	(9.9)	-	-	-	(9.9)
Total other comprehensive income (loss)	-	(9.9)	-	(31.4)	-	(41.3)
Comprehensive income (loss)	$121.7	$111.9	$23.4	$217.5	$(394.1)	$80.4

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$(76.2)	$(76.1)	$36.8	$40.6	$(1.3)	$(76.2)
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	126.5	-	126.5
Defined benefit plan funding status, net of tax	-	0.1	-	1.5	-	1.6
Total other comprehensive income (loss)	-	0.1	-	128.0	-	128.1
Comprehensive income (loss)	$(76.2)	$(76.0)	$36.8	$168.6	$(1.3)	$51.9

Condensed Consolidating Statements of Cash Flows

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$(33.0)	$6.5	$234.7	$-	$208.2
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(27.3)	-	(2.8)	-	(30.1)
Change in restricted cash	-	18.2	-	(1.1)	-	17.1
Purchases of property, equipment and software	-	(13.9)	(6.5)	(15.3)	-	(35.7)
Net cash used in investing activities	-	(23.0)	(6.5)	(19.2)	-	(48.7)
Cash flows from financing activities:
Dividends paid	-	(65.7)	-	-	-	(65.7)
Loans to stockholders	-	-	-	-	-	-
Payments on capital lease obligations	-	(0.3)	-	(2.2)	-	(2.5)
Proceeds from issuance of debt	-	2,019.7	-	-	-	2,019.7
Payments on long-term debt	-	(1,932.5)	-	-	-	(1,932.5)
(Payments) proceeds from affiliate within group	-	71.3	-	(71.3)	-	-
Deferred financing fees and early debt redemption fees paid	-	(168.7)	-	-	-	(168.7)
Other	-	(8.5)	-	-	-	(8.5)
Net cash provided by (used in) financing activities	-	(84.7)	-	(73.5)	-	(158.2)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(49.9)	-	(49.9)
Net increase (decrease) in cash and cash equivalents	-	(140.7)	-	92.1	-	(48.6)
Cash and cash equivalents at the beginning of the period	-	227.4	-	347.9	-	575.3
Cash and cash equivalents at the end of the period	$-	$86.7	$-	$440.0	$-	$526.7

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$226.6	$(2.7)	$190.7	$-	$414.6
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(199.4)	-	(0.3)	-	(199.7)
Change in restricted cash	-	(18.2)	-	(1.3)	-	(19.5)
Purchases of property, equipment and software	-	(14.9)	(6.9)	(10.7)	-	(32.5)
Net cash used in investing activities	-	(232.5)	(6.9)	(12.3)	-	(251.7)
Cash flows from financing activities:
Loans to stockholders	-	(5.2)	-	-	-	(5.2)
Payments on capital lease obligations	-	(0.3)	-	(2.0)	-	(2.3)
Proceeds from issuance of debt	-	3,487.7	-	-	-	3,487.7
Payments on long-term debt	-	(3,457.5)	-	-	-	(3,457.5)
(Payments) proceeds from affiliate within group	-	156.6	9.6	(166.2)	-	-
Deferred financing fees and early debt redemption fees paid	-	(37.5)	-	-	-	(37.5)
Other	-	-	-	(0.9)	-	(0.9)
Net cash provided by (used in) financing activities	-	143.8	9.6	(169.1)	-	(15.7)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	6.2	-	6.2
Net increase (decrease) in cash and cash equivalents	-	137.9	-	15.5	-	153.4
Cash and cash equivalents at the beginning of the period	-	89.5	-	332.4	-	421.9
Cash and cash equivalents at the end of the period	$-	$227.4	$-	$347.9	$-	$575.3

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$(67.7)	$22.9	$327.2	$-	$282.4
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(51.0)	-	(55.0)	-	(106.0)
Change in restricted cash	-	-	-	2.2	-	2.2
Purchases of property, equipment and software	-	(14.8)	(14.5)	(6.7)	-	(36.0)
Net cash used in investing activities	-	(65.8)	(14.5)	(59.5)	-	(139.8)
Cash flows from financing activities:
Loans to stockholders	-	(8.7)	-	-	-	(8.7)
Payments on capital lease obligations	-	(0.1)	(0.3)	(1.1)	-	(1.5)
Proceeds from issuance of debt	-	2,778.9	-	-	-	2,778.9
Payments on long-term debt	-	(2,847.2)	-	-	-	(2,847.2)
(Payments) proceeds from affiliate within group	-	163.3	(8.0)	(155.3)	-	-
Deferred financing fees and early debt redemption fees paid	-	(27.6)	-	-	-	(27.6)
Other	-	-	(0.1)	(0.4)	-	(0.5)
Net cash provided by (used in) financing activities	-	58.6	(8.4)	(156.8)	-	(106.6)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	1.5	-	1.5
Net increase in cash and cash equivalents	-	(74.9)	-	112.4	-	37.5
Cash and cash equivalents at the beginning of the period	-	164.4	-	220.0	-	384.4
Cash and cash equivalents at the end of the period	$-	$89.5	$-	$332.4	$-	$421.9